Capital and Financing Transactions - Additional Information (Detail) $ in Millions, $ in Millions		3 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Issue of equity		$ 1,530	$ 1,494
Fixed interest rate [member] | April Twenty Seven Two Thousand Thirty [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable	7.35%
U.S Treasury Rate plus [Member] | April Twenty Seven Two Thousand Eighty Five [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable	2.903%
Series 6 NVCC and LRCN [Member] | April Twenty Seven Two Thousand Eighty Five [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable	7.35%
Issue of equity	$ 1,000
Additional Tier 1 Capital [Member] | Scotiabank LRCN Trust [Member] | Fixed interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest Rate Payable	7.35%
Issue of equity	$ 1,000